Mineral Rights and Properties, Net - Summary of Mineral Interests and Properties (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Mineral Properties, Net [Abstract]
Asset retirement cost, net of accumulated amortization	$ 8	$ 6	$ 0